Employee benefits - Defined benefit obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ 148,245
Current service cost	16,290	$ 14,165
Interest cost	4,221	6,101
Past service cost	2,521	0
Defined benefit liability (asset), ending balance	123,420	148,245
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(22,230)
Defined benefit liability (asset), ending balance	(55,084)	(22,230)
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	95,366
Defined benefit liability (asset), ending balance	99,215	95,366
GERMANY
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	42,816
Defined benefit liability (asset), ending balance	44,080	42,816
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	32,293
Defined benefit liability (asset), ending balance	35,209	32,293
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	897,948	774,654
Current service cost	16,290	14,165
Interest cost	41,181	41,686
Past service cost	2,521
Business acquisitions	7,860
Actuarial losses (gains) due to change in financial assumptions	(79,982)	47,885
Actuarial losses (gains) due to change in demographic assumptions	(11,620)	449
Actuarial (gains) losses due to experience	(17,225)	(6,315)
Plan participant contributions	221	248
Benefits paid from the plan	(36,244)	(31,751)
Benefits paid directly by employer	(7,771)	(5,721)
Foreign currency translation adjustment	38,092	(62,648)
Defined benefit liability (asset), ending balance	851,271	897,948
Present value of defined benefit obligation | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	116,966
Defined benefit liability (asset), ending balance	121,222	116,966
Present value of defined benefit obligation | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	780,982
Defined benefit liability (asset), ending balance	730,049	780,982
Present value of defined benefit obligation | U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	620,308	535,633
Current service cost	336	946
Interest cost	30,485	30,561
Past service cost	0
Business acquisitions	0
Actuarial losses (gains) due to change in financial assumptions	(61,738)	29,444
Actuarial losses (gains) due to change in demographic assumptions	(10,673)	0
Actuarial (gains) losses due to experience	(10,443)	(1,222)
Plan participant contributions	57	86
Benefits paid from the plan	(32,269)	(27,712)
Benefits paid directly by employer	0	0
Foreign currency translation adjustment	19,893	(52,572)
Defined benefit liability (asset), ending balance	555,956	620,308
Present value of defined benefit obligation | U.K. | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Present value of defined benefit obligation | U.K. | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	620,308
Defined benefit liability (asset), ending balance	555,956	620,308
Present value of defined benefit obligation | France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	95,366	78,612
Current service cost	7,402	6,114
Interest cost	3,234	3,378
Past service cost	0
Business acquisitions	7,860
Actuarial losses (gains) due to change in financial assumptions	(12,876)	10,088
Actuarial losses (gains) due to change in demographic assumptions	(958)	111
Actuarial (gains) losses due to experience	(6,719)	(5,100)
Plan participant contributions	0	0
Benefits paid from the plan	0	0
Benefits paid directly by employer	(2,793)	(2,033)
Foreign currency translation adjustment	8,699	(4,196)
Defined benefit liability (asset), ending balance	99,215	95,366
Present value of defined benefit obligation | France | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	95,366
Defined benefit liability (asset), ending balance	99,215	95,366
Present value of defined benefit obligation | France | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Present value of defined benefit obligation | GERMANY
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	74,715	67,706
Current service cost	376	373
Interest cost	2,473	2,738
Past service cost	0
Business acquisitions	0
Actuarial losses (gains) due to change in financial assumptions	(2,563)	4,948
Actuarial losses (gains) due to change in demographic assumptions	0	0
Actuarial (gains) losses due to experience	(125)	(787)
Plan participant contributions	0	0
Benefits paid from the plan	(156)	(503)
Benefits paid directly by employer	(4,069)	(3,192)
Foreign currency translation adjustment	6,435	(3,432)
Defined benefit liability (asset), ending balance	77,086	74,715
Present value of defined benefit obligation | GERMANY | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Present value of defined benefit obligation | GERMANY | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	74,715
Defined benefit liability (asset), ending balance	77,086	74,715
Present value of defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	107,559	92,703
Current service cost	8,176	6,732
Interest cost	4,989	5,009
Past service cost	2,521
Business acquisitions	0
Actuarial losses (gains) due to change in financial assumptions	(2,805)	3,405
Actuarial losses (gains) due to change in demographic assumptions	11	338
Actuarial (gains) losses due to experience	62	794
Plan participant contributions	164	162
Benefits paid from the plan	(3,819)	(3,536)
Benefits paid directly by employer	(909)	(496)
Foreign currency translation adjustment	3,065	(2,448)
Defined benefit liability (asset), ending balance	119,014	107,559
Present value of defined benefit obligation | Other | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	21,600
Defined benefit liability (asset), ending balance	22,007	21,600
Present value of defined benefit obligation | Other | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	85,959
Defined benefit liability (asset), ending balance	$ 97,007	$ 85,959